Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	60 Months Ended	86 Months Ended	89 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000218707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG American Funds Conservative Income Strategy Fund
C000218708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG American Funds Growth Strategy Fund
C000192501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG BNY Mellon Diversifier Strategy Fund
C000218709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG BR Target Allocation Equity Strategy Fund
C000230899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
C000218710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Equity Index Strategy Fund
C000218711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Fidelity Institutional AM Equity Sector Strategy Fund
C000248139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Global Equity Index Strategy Fund
C000230900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Invesco Equity Factor Rotation Strategy Fund
C000230901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Janus Henderson Balanced Strategy Fund
C000192505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG JP Morgan Tactical Aggressive Strategy Fund
C000192506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG JP Morgan Tactical Moderate Strategy Fund
C000192508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Meeder Tactical Strategy Fund
C000192513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG MFS Aggressive Growth Strategy Fund
C000192503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG PIMCO Active Core Bond Strategy Fund
C000218712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG Janus Henderson<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Income Strategy Fund
C000248140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PFG US Equity Index Strategy Fund
Without Sales Load [Member] | C000218707
Average Annual Return [Line Items]
Average Annual Return, Percent	7.55%		1.44%
Without Sales Load [Member] | C000218708
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%		10.05%
Without Sales Load [Member] | C000192501
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%		2.07%		1.28%
Without Sales Load [Member] | C000218709
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%		10.54%
Without Sales Load [Member] | C000230899
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	(2.43%)
Without Sales Load [Member] | C000218710
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%		11.40%
Without Sales Load [Member] | C000218711
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%		12.49%
Without Sales Load [Member] | C000248139
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%
Without Sales Load [Member] | C000230900
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	(2.18%)
Without Sales Load [Member] | C000230901
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	0.70%
Without Sales Load [Member] | C000192505
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%		11.63%		6.60%
Without Sales Load [Member] | C000192506
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%		7.02%	3.92%
Without Sales Load [Member] | C000192508
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%		6.54%		3.32%
Without Sales Load [Member] | C000192513
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%		9.52%		6.38%
Without Sales Load [Member] | C000192503
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%		(0.04%)		0.40%
Without Sales Load [Member] | C000218712
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%		3.99%
Without Sales Load [Member] | C000248140
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	9.10%		2.47%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%		12.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.38%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%		12.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(1.18%)
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%		12.71%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%		12.71%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.87%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%	4.23%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	10.47%	2.30%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%		12.20%		8.11%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	10.47%		7.53%	5.87%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	10.47%		7.53%		5.90%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.61%		12.20%		8.11%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.38%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	9.82%		5.34%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent	11.87%
Morningstar Moderately Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Average Annual Return, Percent	11.05%		10.12%	7.04%